Advances for drilling unit under construction and related costs (Tables)	12 Months Ended
Dec. 31, 2016
Advances For Drilling Unit Under Construction And Related Costs [Abstract]
Advances for drilling unit under construction and related costs
	December 31,
	2015	2016
Balance at beginning of year	$622,507	$394,852
Advances for drilling units under construction and related costs	500,031	242,988
Drilling units delivered	(727,686)	-
Impairment loss (advances and related costs for drilling unit under construction)	-	(92,371)
Balance at end of year	$394,852	$545,469